AFS and HTM Debt Securities (Tables)	12 Months Ended
Dec. 31, 2025
AFS And HTM Debt Securities [Abstract]
Available-for-Sale and Held-to-Maturity Debt Securities Outstanding
Table 2.1 provides the amortized cost, net of the allowance for credit losses (ACL) for debt securities, and fair value by major categories of available-for-sale (AFS) debt securities, which are carried at fair value, and held-to-maturity (HTM) debt securities, which are carried at amortized cost, net of the ACL. The net unrealized gains (losses) for AFS debt securities are reported as a component of accumulated other comprehensive income (AOCI), net of the ACL and applicable income taxes. Information on debt securities held for trading is included in Note 20 (Revenue and Expenses). For both AFS and HTM debt securities, amortized cost is the unpaid principal amount, net of unamortized basis adjustments. Basis adjustments may include purchase premiums or discounts, fair value hedge accounting basis adjustments, fair value write-downs related to recognition of intent to sell, impairment losses, and charge-offs or recoveries of amounts deemed uncollectible.

Outstanding balances exclude accrued interest receivable on AFS and HTM debt securities, which is included in other assets. See Note 5 (Intangible Assets and Other Assets) for additional information on accrued interest receivable. Amounts considered to be uncollectible are reversed through interest income.
Table 2.1: Available-for-Sale and Held-to-Maturity Debt Securities Outstanding

(in millions)	Amortized cost, net (1)	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)	Fair value
December 31, 2025
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$51,738	308	(237)	71	51,809
Securities of U.S. states and political subdivisions (2)	10,706	34	(343)	(309)	10,397
Federal agency mortgage-backed securities	142,022	1,447	(3,389)	(1,942)	140,080
Non-agency mortgage-backed securities (3)	2,141	3	(18)	(15)	2,126
Collateralized loan obligations	7,895	11	(2)	9	7,904
Other debt securities	1,198	61	(2)	59	1,257
Total available-for-sale debt securities, excluding portfolio level basis adjustments	215,700	1,864	(3,991)	(2,127)	213,573
Portfolio level basis adjustments (4)	75			(75)	—
Total available-for-sale debt securities	215,775	1,864	(3,991)	(2,202)	213,573
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	3,797	—	(1,747)	(1,747)	2,050
Securities of U.S. states and political subdivisions	17,476	2	(3,270)	(3,268)	14,208
Federal agency mortgage-backed securities	178,882	79	(27,353)	(27,274)	151,608
Non-agency mortgage-backed securities (3)	1,497	82	(39)	43	1,540
Collateralized loan obligations	4,655	19	—	19	4,674
Other debt securities	1,716	7	(6)	1	1,717
Total held-to-maturity debt securities	208,023	189	(32,415)	(32,226)	175,797
Total	$423,798	2,053	(36,406)	(34,428)	389,370
December 31, 2024
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$23,791	1	(507)	(506)	23,285
Securities of U.S. states and political subdivisions (2)	12,542	11	(518)	(507)	12,035
Federal agency mortgage-backed securities	129,703	84	(6,758)	(6,674)	123,029
Non-agency mortgage-backed securities (3)	1,844	3	(41)	(38)	1,806
Collateralized loan obligations	2,196	6	—	6	2,202
Other debt securities	574	50	(3)	47	621
Total available-for-sale debt securities, excluding portfolio level basis adjustments	170,650	155	(7,827)	(7,672)	162,978
Portfolio level basis adjustments (4)	(43)			43	—
Total available-for-sale debt securities	170,607	155	(7,827)	(7,629)	162,978
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies	3,794	—	(1,779)	(1,779)	2,015
Securities of U.S. states and political subdivisions	18,200	—	(3,342)	(3,342)	14,858
Federal agency mortgage-backed securities	193,982	—	(36,029)	(36,029)	157,953
Non-agency mortgage-backed securities (3)	1,364	50	(81)	(31)	1,333
Collateralized loan obligations	15,888	56	—	56	15,944
Other debt securities	1,720	—	(44)	(44)	1,676
Total held-to-maturity debt securities	234,948	106	(41,275)	(41,169)	193,779
Total	$405,555	261	(49,102)	(48,798)	356,757
(1)Represents amortized cost of the securities, net of the ACL of $23 million and $34 million related to AFS debt securities at December 31, 2025 and 2024, respectively, and $95 million related to HTM debt securities at both December 31, 2025 and 2024.
(2)Includes investments in tax-exempt preferred debt securities issued by investment funds or trusts that predominantly invest in tax-exempt municipal securities. The amortized cost, net of the ACL, and fair value of these types of securities, was $2.5 billion at December 31, 2025, and $2.8 billion at December 31, 2024.
(3)Predominantly consists of commercial mortgage-backed securities at both December 31, 2025 and 2024.
(4)Represents fair value hedge basis adjustments related to active portfolio layer method hedges of AFS debt securities, which are not allocated to individual securities in the portfolio. For additional information, see Note 13 (Derivatives).

Held-to-Maturity Debt Securities Purchases and Transfers
Table 2.2 details the breakout of purchases of and transfers to HTM debt securities by major category of security. The table excludes the transfer of HTM debt securities with a fair value of
$23.2 billion to AFS debt securities in first quarter 2023 in connection with the adoption of ASU 2022-01.

Table 2.2: Held-to-Maturity Debt Securities Purchases and Transfers

	Year ended December 31,
(in millions)	2025	2024	2023
Purchases of held-to-maturity debt securities (1):
Federal agency mortgage-backed securities	$—	—	4,225
Non-agency mortgage-backed securities	216	167	94
Total purchases of held-to-maturity debt securities	216	167	4,319
Transfers from available-for-sale debt securities to held-to-maturity debt securities (2):
Federal agency mortgage-backed securities	—	—	3,687
Total transfers from available-for-sale debt securities to held-to-maturity debt securities	$—	—	3,687
(1)Inclusive of non-cash purchases from securitization of loans held for sale (LHFS).
(2)Represents fair value as of the date of the transfers. Debt securities transferred from available-for-sale to held-to-maturity had pre-tax unrealized losses recognized in AOCI of $320 million for the year ended December 31, 2023, at the time of the transfers.

Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities
Table 2.3 shows the composition of interest income, provision for credit losses, and gross realized gains and losses from sales and impairment write-downs, if any, included in earnings related to AFS and HTM debt securities (pre-tax).

Table 2.3: Income Statement Impacts for Available-for-Sale and Held-to-Maturity Debt Securities

	Year ended December 31,
(in millions)	2025	2024	2023
Interest income:
Available-for-sale	$8,841	6,489	5,202
Held-to-maturity	5,134	6,512	7,118
Total interest income	13,975	13,001	12,320
Provision for credit losses:
Available-for-sale	5	44	(26)
Held-to-maturity	1	1	7
Total provision for credit losses	6	45	(19)
Realized gains and losses (1):
Gross realized gains	32	32	37
Gross realized losses	(176)	(952)	(27)
Net realized gains (losses)	$(144)	(920)	10
(1)Realized gains and losses relate to AFS debt securities. There were no realized gains or losses from HTM debt securities in all periods presented.

Investment Grade Debt Securities
Table 2.4 shows the percentage of fair value of AFS debt securities and amortized cost of HTM debt securities determined to be rated investment grade, inclusive of securities rated based on internal credit grades.
Table 2.4: Investment Grade Debt Securities

	Available-for-Sale		Held-to-Maturity
($ in millions)	Fair value	% investment grade	Amortized cost	% investment grade
December 31, 2025
Total portfolio (1)	$213,573	99%	$208,118	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$191,889	100%	$182,679	100%
Securities of U.S. states and political subdivisions	10,397	99	17,487	100
Collateralized loan obligations (3)	7,904	100	4,660	100
All other debt securities (4)	3,383	91	3,292	59
December 31, 2024
Total portfolio (1)	$162,978	99%	$235,043	99%
Breakdown by category:
Securities of U.S. Treasury and federal agencies (2)	$146,314	100%	$197,777	100%
Securities of U.S. states and political subdivisions	12,035	99	18,210	100
Collateralized loan obligations (3)	2,202	100	15,904	100
All other debt securities (4)	2,427	89	3,152	61
(1)99% were rated AA- and above at both December 31, 2025 and 2024.
(2)Includes federal agency mortgage-backed securities.
(3)100% were rated AA- and above at both December 31, 2025 and 2024.
(4)Includes non-U.S. government, non-agency mortgage-backed, and all other debt securities.

Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities
Table 2.5 shows the gross unrealized losses and fair value of AFS debt securities by length of time those individual securities in each category have been in a continuous loss position. Debt securities on which we have recognized credit impairment are categorized as being “less than 12 months” or “12 months or more” in a continuous loss position based on the point in time that the fair value declined to below the amortized cost basis, net of the allowance for credit losses.
Table 2.5: Gross Unrealized Losses and Fair Value – Available-for-Sale Debt Securities

	Less than 12 months		12 months or more		Total
(in millions)	Gross unrealized losses (1)	Fair value	Gross unrealized losses (1)	Fair value	Gross unrealized losses (1)	Fair value
December 31, 2025
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$—	—	(237)	6,119	(237)	6,119
Securities of U.S. states and political subdivisions	(5)	222	(338)	5,701	(343)	5,923
Federal agency mortgage-backed securities	(988)	11,307	(2,401)	37,377	(3,389)	48,684
Non-agency mortgage-backed securities	—	—	(18)	744	(18)	744
Collateralized loan obligations	(2)	1,776	—	—	(2)	1,776
Other debt securities	—	—	(2)	71	(2)	71
Total available-for-sale debt securities	$(995)	13,305	(2,996)	50,012	(3,991)	63,317
December 31, 2024
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies	$(77)	14,000	(430)	7,778	(507)	21,778
Securities of U.S. states and political subdivisions	(11)	748	(507)	7,215	(518)	7,963
Federal agency mortgage-backed securities	(1,465)	71,424	(5,293)	40,722	(6,758)	112,146
Non-agency mortgage-backed securities	(1)	22	(40)	1,307	(41)	1,329
Other debt securities	—	—	(3)	114	(3)	114
Total available-for-sale debt securities	$(1,554)	86,194	(6,273)	57,136	(7,827)	143,330
(1)Gross unrealized losses exclude portfolio level basis adjustments.

Contractual Maturities – Available-for-Sale Debt Securities
Table 2.6 and Table 2.7 show the remaining contractual maturities of AFS and HTM debt securities, respectively.
Table 2.6: Contractual Maturities – Available-for-Sale Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2025
Available-for-sale debt securities:
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$51,738	1,337	8,890	40,188	1,323
Fair value	51,809	1,337	8,727	40,465	1,280
Weighted average yield	3.79%	3.92	2.44	4.16	1.44
Securities of U.S. states and political subdivisions
Amortized cost, net	$10,706	896	3,143	2,721	3,946
Fair value	10,397	895	3,075	2,623	3,804
Weighted average yield	3.45%	3.61	2.90	3.57	3.76
Federal agency mortgage-backed securities
Amortized cost, net	$142,022	2	176	3,938	137,906
Fair value	140,080	2	176	3,948	135,954
Weighted average yield	4.54%	2.02	4.05	4.40	4.54
Non-agency mortgage-backed securities
Amortized cost, net	$2,141	—	—	44	2,097
Fair value	2,126	—	—	44	2,082
Weighted average yield	4.30%	—	—	4.30	4.30
Collateralized loan obligations
Amortized cost, net	$7,895	—	5	332	7,558
Fair value	7,904	—	5	333	7,566
Weighted average yield	5.21%	—	5.86	5.45	5.20
Other debt securities
Amortized cost, net	$1,198	964	168	43	23
Fair value	1,257	968	177	85	27
Weighted average yield	1.84%	0.89	7.08	3.26	0.56
Total available-for-sale debt securities
Amortized cost, net (1)	$215,700	3,199	12,382	47,266	152,853
Fair value	213,573	3,202	12,160	47,498	150,713
Weighted average yield (2)	4.31%	2.92	2.64	4.15	4.52
(1)Amortized cost, net excludes portfolio level basis adjustments of $75 million.
(2)Weighted average yields are calculated using the effective yield method and are weighted based on amortized cost, net of ACL. The effective yield method is calculated using the contractual coupon and the impact of any premiums and discounts and is shown pre-tax. We have not included the effect of any related hedging derivatives. The effective yield for mortgage-backed securities excludes unscheduled principal payments, and remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.

Contractual Maturities – Held-to-Maturity Debt Securities
Table 2.7: Contractual Maturities – Held-to-Maturity Debt Securities

By remaining contractual maturity ($ in millions)	Total	Within one year	After one year through five years	After five years through ten years	After ten years
December 31, 2025
Held-to-maturity debt securities:
Securities of U.S. Treasury and federal agencies
Amortized cost, net	$3,797	—	—	—	3,797
Fair value	2,050	—	—	—	2,050
Weighted average yield	1.60%	—	—	—	1.60
Securities of U.S. states and political subdivisions
Amortized cost, net	$17,476	120	411	388	16,557
Fair value	14,208	119	405	378	13,306
Weighted average yield	2.48%	1.64	2.30	2.52	2.49
Federal agency mortgage-backed securities
Amortized cost, net	$178,882	—	—	—	178,882
Fair value	151,608	—	—	—	151,608
Weighted average yield	2.35%	—	—	—	2.35
Non-agency mortgage-backed securities
Amortized cost, net	$1,497	7	11	22	1,457
Fair value	1,540	10	20	24	1,486
Weighted average yield	3.79%	2.91	5.77	2.73	3.79
Collateralized loan obligations
Amortized cost, net	$4,655	—	154	4,501	—
Fair value	4,674	—	155	4,519	—
Weighted average yield	5.55%	—	6.05	5.54	—
Other debt securities
Amortized cost, net	$1,716	—	1,716	—	—
Fair value	1,717	—	1,717	—	—
Weighted average yield	5.27%	—	5.27	—	—
Total held-to-maturity debt securities
Amortized cost, net	$208,023	127	2,292	4,911	200,693
Fair value	175,797	129	2,297	4,921	168,450
Weighted average yield (1)	2.45%	1.72	4.80	5.28	2.35
(1)Weighted average yields are calculated using the effective yield method and are weighted based on amortized cost, net of ACL. The effective yield method is calculated using the contractual coupon and the impact of any premiums and discounts and is shown pre-tax. We have not included the effect of any related hedging derivatives. The effective yield for mortgage-backed securities excludes unscheduled principal payments, and remaining expected maturities will differ from contractual maturities because borrowers may have the right to prepay obligations before the underlying mortgages mature.